Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO 11 Ltd.(a),(b)
Series 2020-11A Class D
3-month USD LIBOR + 3.650% Floor 3.650% 10/15/2031	3.776%	2,300,000	2,300,327
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	1.834%	4,125,000	4,125,351
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	1.826%	2,750,000	2,728,671
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.546%	6,500,000	6,500,065
LendingClub Receivables Trust(a)
Series 2019-5 Class A
12/15/2045	3.750%	2,044,429	2,073,771
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	2.084%	6,000,000	6,000,000
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.388%	2,000,000	1,969,004
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	1.879%	3,000,000	3,000,036
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	1,262,282	1,274,032
Palmer Square Loan Funding Ltd.(a),(b),(c)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	2.000%	5,250,000	5,250,000
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	166,790	166,849
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.526%	3,750,000	3,750,068
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	2,115,006	2,133,027
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	1.884%	5,000,000	4,994,935
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	1,535,314	1,551,327
Total Asset-Backed Securities — Non-Agency (Cost $47,798,311)			47,817,463

Commercial Mortgage-Backed Securities - Agency 5.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,830,252
Federal National Mortgage Association(d)
Series 2017-M15 Class ATS2
11/25/2027	3.198%	7,000,000	7,443,241
Series 2018-M7 Class A2
03/25/2028	3.150%	25,000,000	27,417,505
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,981,994	4,292,401
FRESB Mortgage Trust(d)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	5,417,341	5,650,059
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	1,995,927	2,052,609
Government National Mortgage Association(d),(e)
Series 2019-102 Class IB
03/16/2060	0.838%	7,992,521	564,078
Series 2019-109 Class IO
04/16/2060	0.809%	17,884,114	1,260,192
Series 2019-118 Class IO
06/16/2061	0.830%	16,424,779	968,934
Series 2019-131 Class IO
07/16/2061	0.891%	17,472,016	1,165,214
Series 2019-134 Class IO
08/16/2061	0.815%	12,298,423	777,726
Series 2019-139 Class IO
11/16/2061	0.700%	13,659,877	798,480
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-19 Class IO
12/16/2061	0.835%	11,474,410	928,287
Series 2020-3 Class IO
02/16/2062	0.782%	12,032,487	803,675
Total Commercial Mortgage-Backed Securities - Agency (Cost $59,448,767)			58,952,653

Commercial Mortgage-Backed Securities - Non-Agency 5.7%

BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.851% Floor 0.850% 09/15/2034	0.934%	4,000,000	3,997,524
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.884%	3,500,000	3,493,282
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.334%	8,000,000	7,999,992
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	2,970,000	2,825,616
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	3,774,524
Hilton USA Trust(a),(d)
Series 2016-HHV Class F
11/05/2038	4.333%	7,500,000	7,551,942
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	1,006,656
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	2,017,799
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	2,917,500	2,902,981
Oak Street Investment Grade Net Lease Fund(a)
Series 2021-1A Class A2
01/20/2051	1.930%	4,912,887	4,912,088
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	4,000,000	4,074,749
Series 2020-SFR3 Class B
10/17/2027	1.495%	3,000,000	2,966,202
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	6,000,000	6,087,488
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	1.234%	5,000,000	5,009,394
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	1.584%	2,500,000	2,479,218
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.775% Floor 1.650% 12/15/2034	1.859%	3,000,000	2,988,899
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $62,386,817)			64,088,354

Residential Mortgage-Backed Securities - Agency 91.7%

Federal Home Loan Mortgage Corp.
10/01/2023- 10/01/2040	5.000%	3,570,888	4,084,118
08/01/2035- 08/01/2051	2.000%	42,789,972	43,673,525
08/01/2041- 06/01/2048	4.500%	8,850,500	9,677,931
10/01/2041- 11/01/2048	4.000%	33,214,765	36,646,960
07/01/2042- 04/01/2047	3.500%	41,492,221	45,323,398
11/01/2042- 02/01/2050	3.000%	60,601,759	64,210,421
02/01/2051	2.500%	14,053,051	14,643,843
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.618% Cap 10.988% 01/01/2037	1.997%	46,223	48,781
12-month USD LIBOR + 1.910% Cap 10.449% 09/01/2037	2.160%	58,780	62,279
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	5.866%	4,865,962	781,491
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.866%	9,672,679	1,863,507

2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	6.116%	364,656	2,691
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	6.066%	864,660	26,819
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.816%	3,141,506	624,930
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	5.866%	7,408,938	1,531,207
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	5.764%	4,242,069	782,811
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.994%	7,828,774	1,953,782
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.964%	9,298,938	2,677,673
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.886%	2,871,994	535,170
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.916%	1,225,652	222,975
Federal Home Loan Mortgage Corp.(e)
CMO Series 266
07/15/2042	4.000%	3,070,602	472,550
CMO Series 267
08/15/2042	4.000%	2,336,195	328,539
CMO Series 4120 Class AI
11/15/2039	3.500%	473,533	10,907
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4122 Class JI
12/15/2040	4.000%	1,033,289	55,703
CMO Series 4139 Class CI
05/15/2042	3.500%	1,569,345	168,676
CMO Series 4147 Class CI
01/15/2041	3.500%	3,193,128	173,793
CMO Series 4148 Class BI
02/15/2041	4.000%	488,189	20,060
CMO Series 4177 Class IY
03/15/2043	4.000%	5,630,995	915,164
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 4068 Class GI
09/15/2036	1.811%	2,595,108	177,331
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	7,615,930	8,680,710
08/01/2022	6.000%	97	108
09/01/2023- 11/01/2023	5.500%	398,751	411,145
03/01/2027- 09/01/2051	2.500%	88,000,787	91,200,198
03/01/2027- 07/01/2048	3.500%	75,592,975	81,745,427
05/01/2027- 11/01/2050	3.000%	104,416,287	111,096,251
06/01/2036- 05/01/2051	2.000%	75,393,221	76,357,333
05/01/2039- 08/01/2047	4.500%	4,833,570	5,350,388
11/01/2043- 06/01/2048	4.000%	31,406,789	34,394,638
CMO Series 2017-72 Class B
09/25/2047	3.000%	3,502,734	3,684,809
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	1.508%	14,030	14,189
6-month USD LIBOR + 1.413% Floor 1.413%, Cap 10.038% 07/01/2033	1.663%	2,709	2,726
12-month USD LIBOR + 1.715% Floor 1.715%, Cap 9.167% 12/01/2033	2.090%	2,448	2,543
12-month USD LIBOR + 1.590% Floor 1.590%, Cap 9.165% 06/01/2034	1.840%	16,363	16,379
Federal National Mortgage Association(d)
CMO Series 2003-W11 Class A1
06/25/2033	3.083%	653	664
Federal National Mortgage Association(d),(e)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,523,571	3

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	540,399	3,123
CMO Series 2012-129 Class IC
01/25/2041	3.500%	2,081,194	117,394
CMO Series 2012-133 Class EI
07/25/2031	3.500%	599,259	23,832
CMO Series 2012-134 Class AI
07/25/2040	3.500%	2,218,686	98,709
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,432,234	156,008
CMO Series 2012-40 Class IP
09/25/2040	4.000%	4,647,501	315,062
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,356,385	187,114
CMO Series 2013-1 Class BI
02/25/2040	3.500%	1,318,671	53,960
CMO Series 2013-10 Class AI
11/25/2041	3.500%	5,538,711	407,475
CMO Series 2013-16
01/25/2040	3.500%	1,918,040	70,942
CMO Series 2013-41 Class IY
05/25/2040	3.500%	2,536,422	86,565
CMO Series 2013-6 Class MI
02/25/2040	3.500%	1,353,316	52,693
CMO Series 2020-55 Class MI
08/25/2050	2.500%	12,885,290	2,257,231
CMO Series 2021-3 Class TI
02/25/2051	2.500%	23,902,205	4,146,629
Federal National Mortgage Association(b),(e)
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	6.534%	6,193,537	1,629,024
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.064%	3,406,225	668,349
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	5.764%	4,440,133	970,092
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.914%	11,430,714	2,498,227
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	5.914%	8,280,737	1,804,413
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.064%	8,856,214	2,142,354
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	20,228,729	2,259,719
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	6.064%	4,766,372	1,133,692
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.964%	14,487,609	2,664,991
CMO Series 2019-34 Class SM
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.964%	11,967,251	2,794,698
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.994%	10,624,959	2,979,559
Federal National Mortgage Association REMICS(e)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	7,789,156	1,460,548
CMO Series 2021-54 Class LI
04/25/2049	2.500%	12,610,306	1,649,156
Government National Mortgage Association
08/20/2040	5.000%	2,375,029	2,709,264
07/20/2041	4.500%	3,197,466	3,572,830
04/20/2051- 05/20/2051	2.500%	25,765,598	26,609,524
Government National Mortgage Association(f)
04/20/2048	4.500%	7,280,985	7,802,475

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	2,298,780	378,633
CMO Series 2012-129 Class AI
08/20/2037	3.000%	1,462,617	43,583
CMO Series 2014-131 Class EI
09/16/2039	4.000%	3,068,141	198,848
CMO Series 2019-129 Class AI
10/20/2049	3.500%	8,534,810	984,670
CMO Series 2020-104 Class IY
07/20/2050	3.000%	12,971,465	1,855,327
CMO Series 2020-138 Class IN
09/20/2050	2.500%	7,039,939	1,254,475
CMO Series 2020-138 Class JI
09/20/2050	2.500%	20,847,272	2,797,358
CMO Series 2020-142 Class GI
09/20/2050	3.000%	5,391,771	697,054
CMO Series 2020-144 Class KI
09/20/2050	2.500%	9,244,328	1,242,879
CMO Series 2020-175 Class KI
11/20/2050	2.500%	14,376,618	2,109,695
CMO Series 2020-185 Class KI
12/20/2050	2.500%	22,472,040	3,228,057
CMO Series 2020-191 Class UC
12/20/2050	4.000%	13,881,250	2,310,653
CMO Series 2021-1 Class IB
01/20/2051	2.500%	13,459,238	1,790,042
CMO Series 2021-1 Class QI
01/20/2051	2.500%	15,318,766	2,219,136
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	21,920,324	3,192,458
CMO Series 2021-146 Class IK
08/20/2051	3.500%	12,929,209	2,062,254
CMO Series 2021-27 Class IN
02/20/2051	2.500%	9,210,833	1,154,772
CMO Series 2021-67 Class GI
04/20/2051	3.000%	14,546,784	2,169,964
CMO Series 2021-8 Class IO
01/20/2051	3.000%	25,334,774	4,028,189
CMO Series 2021-9 Class DI
01/20/2051	2.500%	12,570,958	1,806,134
CMO Series 2021-9 Class MI
01/20/2051	2.500%	16,198,202	2,098,522
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(e)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	6.115%	2,303,694	537,044
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.113%	4,923,743	1,162,629
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.113%	3,437,571	687,804
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.113%	4,249,460	682,427
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	6.063%	6,924,821	1,582,366
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.063%	6,235,249	1,018,308
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	6.113%	5,269,397	1,115,230
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	6.113%	2,994,829	654,312
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.113%	3,863,888	817,701
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.113%	5,487,293	1,222,632

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.113%	4,961,831	1,279,536
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.963%	4,455,868	1,117,251
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	6.013%	9,498,940	1,564,040
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	5.965%	9,294,213	2,580,290
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	6.013%	23,653,093	4,669,161
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.113%	10,027,790	1,931,221
CMO Series 2020-133 Class SK
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2050	6.213%	19,175,036	4,392,715
Government National Mortgage Association TBA(c)
10/21/2051	2.000%	20,000,000	20,275,000
10/21/2051	2.500%	25,000,000	25,792,969
10/21/2051	3.000%	35,000,000	36,553,125
Uniform Mortgage-Backed Security TBA(c)
10/19/2036- 10/14/2051	2.500%	98,000,000	101,429,687
10/14/2051	2.000%	33,000,000	33,067,031
10/14/2051	3.500%	9,000,000	9,522,246
10/14/2051	4.000%	21,000,000	22,499,531
Total Residential Mortgage-Backed Securities - Agency (Cost $1,025,254,938)			1,031,757,157

Residential Mortgage-Backed Securities - Non-Agency 9.9%

American Mortgage Trust(d),(g),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	21	13
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-1A Class M1B
1-month USD LIBOR + 1.600% 04/25/2028	1.684%	3,938,994	3,941,487
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2028	1.936%	4,638,632	4,652,290
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 03/15/2038	1.600%	1,326,931	1,327,101
CMO Series 2021-1F Class M2
30-day Average SOFR + 2.050% Floor 2.050% 03/15/2038	2.088%	3,800,000	3,801,065
BVRT Financing Trust(a),(b),(g),(h)
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	9,600,000	9,667,171
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.836%	4,000,000	4,005,752
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2014-A Class B2
01/25/2035	5.491%	1,279,700	1,315,163
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,689,850	2,805,451
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	2,248,758	2,244,019
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,220,260
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.086%	3,265,547	3,345,570
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN4 Class M3
1-month USD LIBOR + 4.550% 10/25/2024	4.636%	4,570,952	4,709,321
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	1,938,757	1,931,395

6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	3,875,000	3,919,943
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-3 Class M1
11/25/2059	3.518%	3,100,000	3,153,953
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	4,650,606	4,670,136
Loan Revolving Advance Investment Trust(a),(b),(g),(h)
CMO Series 2021-1 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.900%	4,000,000	4,000,000
Loan Revolving Advance Investment Trust(a),(b)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	3.100%	7,500,000	7,500,000
New Residential Mortgage Loan Trust(a),(d),(e)
CMO Series 2014-1A Class AIO
01/25/2054	2.322%	12,967,575	658,544
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.087%	2,377,248	2,371,305
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.936%	11,500,000	11,528,321
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.736%	10,500,000	10,485,726
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.836%	3,000,000	3,028,407
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.536%	3,750,000	3,740,261
RBSSP Resecuritization Trust(a),(d)
CMO Series 2012-1 Class 5A2
12/27/2035	2.863%	477,901	477,205
Station Place Securitization Trust(a),(b)
Subordinated CMO Series 2021-WL1 Class B
1-month USD LIBOR + 0.850% Floor 0.850% 01/26/2054	0.936%	5,000,000	4,997,985
VCAT LLC(a),(d)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	5,917,524	5,930,674
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $109,444,615)			111,428,518

Options Purchased Calls 0.0%
Value ($)
(Cost $2,028,810)	403,916

Options Purchased Puts 0.7%

(Cost $3,810,250)	7,446,414

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(i),(j)	55,633,614	55,628,051
Total Money Market Funds (Cost $55,628,051)		55,628,051
Total Investments in Securities (Cost: $1,365,800,559)		1,377,522,526
Other Assets & Liabilities, Net		(252,174,555)
Net Assets		1,125,347,971

At September 30, 2021, securities and/or cash totaling $8,279,835 were pledged as collateral.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,406	12/2021	USD	316,652,156	—	(4,052,605)
U.S. Treasury 2-Year Note	10	12/2021	USD	2,200,547	—	(1,112)
U.S. Treasury 5-Year Note	35	12/2021	USD	4,295,977	—	(27,689)
Total					—	(4,081,406)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(13)	12/2021	USD	(2,069,844)	55,425	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	67,800,000	67,800,000	1.00	01/21/2022	576,300	90,445
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	28,750,000	28,750,000	1.00	07/08/2022	293,250	117,013
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	70,000,000	70,000,000	1.00	01/20/2022	661,500	91,392
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	48,800,000	48,800,000	1.10	01/24/2022	497,760	105,066
Total							2,028,810	403,916

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	150,000,000	150,000,000	1.25	11/16/2021	2,100,000	4,740,225
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	68,000,000	68,000,000	1.25	12/03/2021	1,054,000	2,273,689
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	62,500,000	62,500,000	1.50	05/20/2022	656,250	432,500
Total							3,810,250	7,446,414

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(25,000,000)	(25,000,000)	1.70	10/01/2021	(345,625)	(367,838)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(25,000,000)	(25,000,000)	2.20	03/17/2022	(467,500)	(110,460)

8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2021 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.014	USD	5,000,000	(441,406)	2,500	—	(948,725)	509,819	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.014	USD	5,000,000	(441,406)	2,500	—	(874,811)	435,905	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	3.849	USD	1,300,000	(57,688)	651	—	(196,805)	139,768	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.014	USD	3,000,000	(264,844)	1,501	—	(689,481)	426,138	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.014	USD	2,500,000	(220,703)	1,250	—	(416,563)	197,110	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	3.849	USD	10,000,000	(443,750)	5,000	—	(1,951,213)	1,512,463	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	13.229	USD	2,500,000	(451,562)	1,249	—	(140,578)	—	(309,735)
Total								(2,321,359)	14,651	—	(5,218,176)	3,221,203	(309,735)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $215,279,431, which represents 19.13% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $13,667,184, which represents 1.21% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	67,708,216	410,034,790	(422,114,955)	—	55,628,051	—	26,111	55,633,614
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2021 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2021

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